Fair value disclosure of financial assets and liabilities (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012 Recurring basis Carrying Amount	Dec. 31, 2011 Recurring basis Carrying Amount	Sep. 30, 2012 Recurring basis Fair value	Dec. 31, 2011 Recurring basis Fair value	Sep. 30, 2012 Recurring basis Level 1	Dec. 31, 2011 Recurring basis Level 1	Sep. 30, 2012 Recurring basis Level 2	Dec. 31, 2011 Recurring basis Level 2
Fair value disclosure of financial assets and liabilities
Interest rate description for determining fair value of fixed and floating rate debt	LIBOR
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities		$ 6	$ 7	$ 6	$ 7	$ 6	$ 7
Unrealized losses on derivatives		(791)	(81)	(791)	(81)			(791)	(81)
Debentures		$ (1,717)	$ (1,336)	$ (1,717)	$ (1,336)			$ (1,717)	$ (1,336)